Document and Entity Information	12 Months Ended
Feb. 29, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	NATIONWIDE MUTUAL FUNDS
Central Index Key	0001048702
Amendment Flag	false
Document Creation Date	Jun 25, 2012
Document Effective Date	Jun 25, 2012
Prospectus Date	Feb 29, 2012

NATIONWIDE MUTUAL FUNDS
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund

Supplement dated June 25, 2012
to the Prospectus dated February 29, 2012

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective August 1, 2012, the following changes to the Prospectus will be implemented:

1.
The list of purchasers for whom front-end sales charges on Class A shares are waived, under the heading “Waiver of Class A Sales Charges” on page 31 of the Prospectus, is revised by deleting the third bullet point and replacing it with the following:

•
any investor who purchases Class A shares of a Fund (the “New Fund”) directly from the Trust, the Distributor, or a broker-dealer that is affiliated with the Distributor with proceeds from sales of Institutional Service Class or Institutional Class shares of another Nationwide Fund, where the New Fund does not offer, as applicable, Institutional Service Class or Institutional Class shares.

2.
The list of investors who are eligible to purchase Institutional Service Class shares, under the heading “Institutional Service Class and Service Class Shares” on page 32 of the Prospectus, is supplemented with the following:

•	current holders of Institutional Service Class shares of any Nationwide Fund (Institutional Service Class shares only).

3.	The list of investors who are eligible to purchase Institutional Class shares, under the heading “Institutional Class Shares” on page 33 of the Prospectus, is supplemented with the following:
•	current holders of Institutional Class shares of any Nationwide Fund.

4.	The following modifies the information found on page 37 of the Prospectus under the heading “Exchanging Shares”:

No minimum investment requirement shall apply to holders of Institutional Service Class shares seeking to exchange such shares for Institutional Service Class shares of another Fund, or to holders of Institutional Class shares seeking to exchange such shares for Institutional Class shares of another Fund, where such Institutional Service Class or Institutional Class shares, as applicable, had been designated as Class D shares at the close of business on July 31, 2012.

5.	The Funds may, under circumstances they deem to be appropriate, accept cashier’s checks for the purchase of shares.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Supplement Text Block	nmf3_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund

Supplement dated June 25, 2012
to the Prospectus dated February 29, 2012

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective August 1, 2012, the following changes to the Prospectus will be implemented:

1.
The list of purchasers for whom front-end sales charges on Class A shares are waived, under the heading “Waiver of Class A Sales Charges” on page 31 of the Prospectus, is revised by deleting the third bullet point and replacing it with the following:

•
any investor who purchases Class A shares of a Fund (the “New Fund”) directly from the Trust, the Distributor, or a broker-dealer that is affiliated with the Distributor with proceeds from sales of Institutional Service Class or Institutional Class shares of another Nationwide Fund, where the New Fund does not offer, as applicable, Institutional Service Class or Institutional Class shares.

2.
The list of investors who are eligible to purchase Institutional Service Class shares, under the heading “Institutional Service Class and Service Class Shares” on page 32 of the Prospectus, is supplemented with the following:

•	current holders of Institutional Service Class shares of any Nationwide Fund (Institutional Service Class shares only).

3.	The list of investors who are eligible to purchase Institutional Class shares, under the heading “Institutional Class Shares” on page 33 of the Prospectus, is supplemented with the following:
•	current holders of Institutional Class shares of any Nationwide Fund.

4.	The following modifies the information found on page 37 of the Prospectus under the heading “Exchanging Shares”:

No minimum investment requirement shall apply to holders of Institutional Service Class shares seeking to exchange such shares for Institutional Service Class shares of another Fund, or to holders of Institutional Class shares seeking to exchange such shares for Institutional Class shares of another Fund, where such Institutional Service Class or Institutional Class shares, as applicable, had been designated as Class D shares at the close of business on July 31, 2012.

5.	The Funds may, under circumstances they deem to be appropriate, accept cashier’s checks for the purchase of shares.

Nationwide Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	nmf3_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund

Supplement dated June 25, 2012
to the Prospectus dated February 29, 2012

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective August 1, 2012, the following changes to the Prospectus will be implemented:

1.
The list of purchasers for whom front-end sales charges on Class A shares are waived, under the heading “Waiver of Class A Sales Charges” on page 31 of the Prospectus, is revised by deleting the third bullet point and replacing it with the following:

•
any investor who purchases Class A shares of a Fund (the “New Fund”) directly from the Trust, the Distributor, or a broker-dealer that is affiliated with the Distributor with proceeds from sales of Institutional Service Class or Institutional Class shares of another Nationwide Fund, where the New Fund does not offer, as applicable, Institutional Service Class or Institutional Class shares.

2.
The list of investors who are eligible to purchase Institutional Service Class shares, under the heading “Institutional Service Class and Service Class Shares” on page 32 of the Prospectus, is supplemented with the following:

•	current holders of Institutional Service Class shares of any Nationwide Fund (Institutional Service Class shares only).

3.	The list of investors who are eligible to purchase Institutional Class shares, under the heading “Institutional Class Shares” on page 33 of the Prospectus, is supplemented with the following:
•	current holders of Institutional Class shares of any Nationwide Fund.

4.	The following modifies the information found on page 37 of the Prospectus under the heading “Exchanging Shares”:

No minimum investment requirement shall apply to holders of Institutional Service Class shares seeking to exchange such shares for Institutional Service Class shares of another Fund, or to holders of Institutional Class shares seeking to exchange such shares for Institutional Class shares of another Fund, where such Institutional Service Class or Institutional Class shares, as applicable, had been designated as Class D shares at the close of business on July 31, 2012.

5.	The Funds may, under circumstances they deem to be appropriate, accept cashier’s checks for the purchase of shares.

Nationwide International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	nmf3_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund

Supplement dated June 25, 2012
to the Prospectus dated February 29, 2012

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective August 1, 2012, the following changes to the Prospectus will be implemented:

1.
The list of purchasers for whom front-end sales charges on Class A shares are waived, under the heading “Waiver of Class A Sales Charges” on page 31 of the Prospectus, is revised by deleting the third bullet point and replacing it with the following:

•
any investor who purchases Class A shares of a Fund (the “New Fund”) directly from the Trust, the Distributor, or a broker-dealer that is affiliated with the Distributor with proceeds from sales of Institutional Service Class or Institutional Class shares of another Nationwide Fund, where the New Fund does not offer, as applicable, Institutional Service Class or Institutional Class shares.

2.
The list of investors who are eligible to purchase Institutional Service Class shares, under the heading “Institutional Service Class and Service Class Shares” on page 32 of the Prospectus, is supplemented with the following:

•	current holders of Institutional Service Class shares of any Nationwide Fund (Institutional Service Class shares only).

3.	The list of investors who are eligible to purchase Institutional Class shares, under the heading “Institutional Class Shares” on page 33 of the Prospectus, is supplemented with the following:
•	current holders of Institutional Class shares of any Nationwide Fund.

4.	The following modifies the information found on page 37 of the Prospectus under the heading “Exchanging Shares”:

No minimum investment requirement shall apply to holders of Institutional Service Class shares seeking to exchange such shares for Institutional Service Class shares of another Fund, or to holders of Institutional Class shares seeking to exchange such shares for Institutional Class shares of another Fund, where such Institutional Service Class or Institutional Class shares, as applicable, had been designated as Class D shares at the close of business on July 31, 2012.

5.	The Funds may, under circumstances they deem to be appropriate, accept cashier’s checks for the purchase of shares.

Nationwide Mid Cap Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	nmf3_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund

Supplement dated June 25, 2012
to the Prospectus dated February 29, 2012

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective August 1, 2012, the following changes to the Prospectus will be implemented:

1.
The list of purchasers for whom front-end sales charges on Class A shares are waived, under the heading “Waiver of Class A Sales Charges” on page 31 of the Prospectus, is revised by deleting the third bullet point and replacing it with the following:

•
any investor who purchases Class A shares of a Fund (the “New Fund”) directly from the Trust, the Distributor, or a broker-dealer that is affiliated with the Distributor with proceeds from sales of Institutional Service Class or Institutional Class shares of another Nationwide Fund, where the New Fund does not offer, as applicable, Institutional Service Class or Institutional Class shares.

2.
The list of investors who are eligible to purchase Institutional Service Class shares, under the heading “Institutional Service Class and Service Class Shares” on page 32 of the Prospectus, is supplemented with the following:

•	current holders of Institutional Service Class shares of any Nationwide Fund (Institutional Service Class shares only).

3.	The list of investors who are eligible to purchase Institutional Class shares, under the heading “Institutional Class Shares” on page 33 of the Prospectus, is supplemented with the following:
•	current holders of Institutional Class shares of any Nationwide Fund.

4.	The following modifies the information found on page 37 of the Prospectus under the heading “Exchanging Shares”:

No minimum investment requirement shall apply to holders of Institutional Service Class shares seeking to exchange such shares for Institutional Service Class shares of another Fund, or to holders of Institutional Class shares seeking to exchange such shares for Institutional Class shares of another Fund, where such Institutional Service Class or Institutional Class shares, as applicable, had been designated as Class D shares at the close of business on July 31, 2012.

5.	The Funds may, under circumstances they deem to be appropriate, accept cashier’s checks for the purchase of shares.

Nationwide S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	nmf3_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund

Supplement dated June 25, 2012
to the Prospectus dated February 29, 2012

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective August 1, 2012, the following changes to the Prospectus will be implemented:

1.
The list of purchasers for whom front-end sales charges on Class A shares are waived, under the heading “Waiver of Class A Sales Charges” on page 31 of the Prospectus, is revised by deleting the third bullet point and replacing it with the following:

•
any investor who purchases Class A shares of a Fund (the “New Fund”) directly from the Trust, the Distributor, or a broker-dealer that is affiliated with the Distributor with proceeds from sales of Institutional Service Class or Institutional Class shares of another Nationwide Fund, where the New Fund does not offer, as applicable, Institutional Service Class or Institutional Class shares.

2.
The list of investors who are eligible to purchase Institutional Service Class shares, under the heading “Institutional Service Class and Service Class Shares” on page 32 of the Prospectus, is supplemented with the following:

•	current holders of Institutional Service Class shares of any Nationwide Fund (Institutional Service Class shares only).

3.	The list of investors who are eligible to purchase Institutional Class shares, under the heading “Institutional Class Shares” on page 33 of the Prospectus, is supplemented with the following:
•	current holders of Institutional Class shares of any Nationwide Fund.

4.	The following modifies the information found on page 37 of the Prospectus under the heading “Exchanging Shares”:

No minimum investment requirement shall apply to holders of Institutional Service Class shares seeking to exchange such shares for Institutional Service Class shares of another Fund, or to holders of Institutional Class shares seeking to exchange such shares for Institutional Class shares of another Fund, where such Institutional Service Class or Institutional Class shares, as applicable, had been designated as Class D shares at the close of business on July 31, 2012.

5.	The Funds may, under circumstances they deem to be appropriate, accept cashier’s checks for the purchase of shares.

Nationwide Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	nmf3_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund

Supplement dated June 25, 2012
to the Prospectus dated February 29, 2012

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective August 1, 2012, the following changes to the Prospectus will be implemented:

1.
The list of purchasers for whom front-end sales charges on Class A shares are waived, under the heading “Waiver of Class A Sales Charges” on page 31 of the Prospectus, is revised by deleting the third bullet point and replacing it with the following:

•
any investor who purchases Class A shares of a Fund (the “New Fund”) directly from the Trust, the Distributor, or a broker-dealer that is affiliated with the Distributor with proceeds from sales of Institutional Service Class or Institutional Class shares of another Nationwide Fund, where the New Fund does not offer, as applicable, Institutional Service Class or Institutional Class shares.

2.
The list of investors who are eligible to purchase Institutional Service Class shares, under the heading “Institutional Service Class and Service Class Shares” on page 32 of the Prospectus, is supplemented with the following:

•	current holders of Institutional Service Class shares of any Nationwide Fund (Institutional Service Class shares only).

3.	The list of investors who are eligible to purchase Institutional Class shares, under the heading “Institutional Class Shares” on page 33 of the Prospectus, is supplemented with the following:
•	current holders of Institutional Class shares of any Nationwide Fund.

4.	The following modifies the information found on page 37 of the Prospectus under the heading “Exchanging Shares”:

No minimum investment requirement shall apply to holders of Institutional Service Class shares seeking to exchange such shares for Institutional Service Class shares of another Fund, or to holders of Institutional Class shares seeking to exchange such shares for Institutional Class shares of another Fund, where such Institutional Service Class or Institutional Class shares, as applicable, had been designated as Class D shares at the close of business on July 31, 2012.

5.	The Funds may, under circumstances they deem to be appropriate, accept cashier’s checks for the purchase of shares.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Document Creation Date	dei_DocumentCreationDate	Jun 25, 2012